VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

STATE UNIVERSITY OF NEW YORK

DEFINED CONTRIBUTION RETIREMENT PLANS

GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS

(“THE CONTRACT” OR “CONTRACTS”)

issued to

SUNY ORP (Post 11/15/2021), SUNY ORP Legacy (Pre 11/15/2021),

SUNY ORP 403(b) Plan, and SUNY Voluntary Legacy Plan Contracts

UPDATING SUMMARY PROSPECTUS

May 1, 2026

____________________________________________________________________________

There are four classes of Contracts described in this updating summary prospectus (“summary prospectus”). The Contracts are issued in connection with (1) The product offering for the SUNY ORP 403(b) Plan, (2) SUNY ORP 401(a) Plan and the New York State Voluntary Defined Contribution Plan, the last two of which are known as “SUNY ORP (Post 11/15/2021);” (3) the prior product offering which is now known as “SUNY ORP Legacy (Pre 11/15/2021)” and New York State Voluntary Defined Contribution Plan Legacy (Pre 11/15/2021); and (4) the SUNY Voluntary 403(b) (referred to herein as the “SUNY Voluntary Legacy Plan Contract”). The SUNY ORP Legacy (Pre 11/15/2021), the New York State Voluntary Defined Contribution Legacy Plan and the SUNY Voluntary Legacy Plan Contracts are closed to new sales.

The full Prospectus for the Contracts (the “full Contract Prospectus”) contains more information about the Contracts, including the features, benefits, and risks. You can find the current Prospectus and other information about the Contracts online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NRVA00974. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional information about certain investment products, including variable annuities and fixed interest options with market value adjustments, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at Investor.gov.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group or individual deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, the Fixed Account (Available Through SUNY Voluntary Legacy Plan Contracts), the Fixed Plus Account (Available Through SUNY ORP 403(b), SUNY ORP Legacy (Pre 11/15/2021) and NYS VDC Legacy (Pre 11/15/2021) Contracts), the Fixed Plus Account II A (Available Through SUNY ORP Legacy (Pre 11/15/2021) and NYS VDC Legacy (Pre 11/15/2021) Contracts), and the Fixed Plus Account II A (Available Through SUNY ORP (Post 11/15/2021) Contracts) are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

MVA: A Market Value Adjustment applicable to amounts removed from the Guaranteed Accumulation Account (GAA) prior to the end of a Guaranteed Term.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For Contracts that permit installment Purchase Payments, the period of time it takes to complete the number of installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account Years completed, regardless of the number of payments made.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

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VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary prospectus.

Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

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UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Investment Options

•	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into the Voya Solution Income Portfolio (Class I).
•	Effective September 15, 2025, the Fidelity® U.S. Bond Index Fund was added to the table labeled Funds Available for New Allocations: SUNY ORP Post (11/15/2021).
•	Effective October 10, 2025, the Fidelity® U.S. Bond Index Fund was added to the table labeled “Funds Available for New Allocations: SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts.”
•	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).
•	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) and the American Funds® EuroPacific Growth Fund® (Class R6) will change its name to the American Funds® EUPAC Fund® (Class R4) and the American Funds® EUPAC Fund® (Class R6).
•	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund will change its name to the Columbia Variable Portfolio – Acorn Fund.
•	Effective September 15, 2025, the Fidelity® U.S. Bond Index Fund was added to the SUNY ORP Post (11/15/2021) Contract.
•	Effective March 31, 2025, the Pioneer Equity Income Fund (Class Y) changed its name to the Victory Pioneer Equity Income Fund (Class Y).
•	Effective May 1, 2026, the Vanguard Real Estate Index Fund (Institutional Shares) was added to the SUNY ORP Post (11/15/2021) Contract. The Fund will be available on May 15, 2026.
•	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
•	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class I) will change its name to the Voya Global Insights Fund (Class I).
•	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes.

SUNY Voluntary Legacy Plan Contract Only: Under Contracts that permit Installment Purchase Payments, if you withdraw all or a portion of your Fixed Account value, or of Account Values held in the Subaccounts or the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account any time, within 10 years following establishment of your account, your withdrawal may be subject to an early withdrawal charge equal to a maximum of 5% of the amount withdrawn.

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

If all or a portion of your Account Value is removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we will apply Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the GAA. For example, you allocate $100,000 to the GAA with a 3-year Guaranteed Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A Market Value Adjustment may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

See “FEE TABLE – Transaction Expenses,” “FEE TABLE – Adjustments,” “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge” and “CHARGES, FEES AND ADJUSTMENTS – Market Value Adjustments in the full Contract Prospectus.

Are There Transaction Charges?

Yes.

•   In addition to the early withdrawal charge which applies only to the SUNY Voluntary Legacy Plan Contract, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan and an annual loan administration fee not to exceed $50 per loan . Loan fees are not charged on new loans from the SUNY ORP (Post 11/15/2021) or SUNY Voluntary Legacy (Pre 11/15/2021) Plan taken after August 8, 2022;

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES, FEES AND ADJUSTMENTS” in the full Contract Prospectus.

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FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?

Yes.

The table on the following page describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid.

Annual Fee	Minimum	Maximum
Base Contract Expenses (varies by Contract class)	0.12%[1,2]	1.50%[1,2]
(SUNY ORP (Post 11/15/2021)) Portfolio Company fees and expenses	0.015%[3]	0.89%[3]
(SUNY ORP Legacy (Pre 11/15/2021)) Portfolio Company fees and expenses	0.015%[3]	0.89%[3]
(SUNY ORP 403(b)) Portfolio Company fees and expenses	0.09%[3]	1.21%[3]
(SUNY Voluntary Legacy Plan) Portfolio Company fees and expenses	0.09%[3]	1.21%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add early withdrawal charges and negative Market Value Adjustments that substantially increase costs.

Lowest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $131	Highest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $2,083
Lowest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $131	Highest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $2,083
Lowest Annual Cost Estimate (SUNY ORP 403(b)): $203	Highest Annual Cost Estimate (SUNY ORP 403(b)): $2,137
Lowest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $203	Highest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $3,175

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits (the current charge is 0.12%); and (2) an administrative expense charge equal to 0.25% (we currently do not charge your contract this expense) annually of your Account Value invested in the Subaccounts. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges” in the full Contract Prospectus.
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.

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Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No loans;

•  No optional benefits;

•  Fees and expenses of least expensive Fund;

•  No sales charges; and

•  No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No loans;

•  Fees and expenses of most expensive Fund;

•  No sales charges; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLES – Periodic Fees and Expenses” and “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges” in the full Contract Prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.
Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term may also result in a negative Market Value Adjustment, Account Value in the GAA will be reallocated at the end of the Guaranteed Term according to the investor’s instructions. When a guaranteed term ends, if we have not received instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

•    To a guaranteed term of the same duration, if available;

•    To a guaranteed term with the next shortest duration, if available; or

•    To a guaranteed term with the next longest duration.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.

What Are the Risks Associated with the Investment Options?	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. See ‘THE INVESTMENT OPTIONS – The Variable Investment Options” and THE INVESTMENT OPTIONS – The Fixed Interest Options.” in the full Contract Prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” to this summary prospectus.
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RISKS (continued from previous page)
What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account” in the full Contract Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?

Yes.

•    Your plan may limit the number of investment options you may select at any one time. Please refer to your plan documents for more information;

•    Some Subaccounts and Fixed Interest Options may not be available through your plan . Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you.;

•    Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options;

•    Not all Fixed Interest Options may be available for current or future investment;

•    There are certain restrictions on transfers from the Fixed Interest Options;

•    The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•    The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers” and “OTHER TOPICS” in the full Contract Prospectus.

Are There any Restrictions on Contract Benefits?

Yes.

•    The Minimum Guaranteed Withdrawal Benefit Endorsement is only available through the SUNY Voluntary Legacy Plan Contract is no longer available for purchase;

•    We may discontinue or restrict the availability of an optional benefit;

•    Account Values invested in certain investment options may not be available for rebalancing under the Asset Rebalancing Program. Subaccount reallocations or changes outside of the Asset Rebalancing Program may affect the program;

•    If not required under your plan, we may discontinue the availability of one or all of the Systematic Distribution Options at any time and/or change the terms of future elections;

•    Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits; and

•    The availability of certain benefits may vary based on employer and state approval; and

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “OPTIONAL MINIMUM GUARANTEED WITHDRAWAL (Certain SUNY Voluntary Legacy Plan Contract Only),” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options,” “LOANS – Availability” and “OTHER TOPICS – Financial Intermediary Variations” in the full Contract Prospectus.

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TAXES
What are the Contract’s Tax Implications?

•    You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•    There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•    Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full Contract Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

•    We pay compensation to broker/dealers whose registered representatives sell the Contract.

•    Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•    Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS - Contract Distribution” in the full Contract Prospectus.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.

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APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options. Additionally, some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of this prospectus. If you have any questions about any limitations, restrictions, or other variations related to the investment options available to you, please reach out to your financial institution or broker-dealer.

Variable Options

The following is a list of Funds available under the Contract.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?doctype=usp&dtype=usp&cid=voyavpx&fid=NRVA00974. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. If you have purchased the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, you may not be able to invest in certain Investment Options, as noted below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Funds Available for New Allocations: SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[1] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.30%*	7.41%	0.34%	3.37%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R6)**,[1] Investment Adviser: Capital Research and Management CompanySM	0.47%	29.18%	4.59%	8.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s Prospectus.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R6) changed its name to the American Funds® EUPAC Fund® (Class R6).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities Portfolio (Class I)[1] Investment Adviser: Dimensional Fund Advisors LP	0.11%	7.03%	1.01%	3.11%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class)[1] Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.22%	7.07%	-0.13%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.015%**	25.00%**	14.51%**	13.09%**
Seeks capital appreciation.

Fidelity Advisor® Focused Emerging Markets (Class Z)***,1

Investment Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, and FIA (UK)

		0.77%*,**	9.43%**	3.98%**	5.89%**
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	15.35%**	9.93%**	9.63%**

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	Effective March 31, 2025, the Fidelity Advisor® Focused Emerging Markets Fund (Class Z) closed to new investors.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	11.69%**	7.50%**	7.96%**
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.06%**	4.99%**	4.11%**	N/A
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.60%*	7.67%	9.14%	10.16%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity® U.S. Bond Index Fund (Class A)***,1 Investment Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited	0.025%**	1.34%**	-0.31%**	1.33%**
Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.	Impax Global Environmental Markets Fund (Institutional Class) Investment Adviser: Impax Asset Management LLC Subadviser: Impax Asset Management Ltd.	0.89%	13.97%	5.84%	9.98%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	Effective October 10, 2025, the Fidelity® U.S. Bond Index Fund was added to the SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contract.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	JPMorgan Large Cap Growth Fund (Class R6)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.44%*	14.40%	12.97%	18.56%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.81%	11.64%	11.41%	13.32%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6)[1] Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	9.14%	4.60%	6.59%
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[1] Investment Adviser: T. Rowe Price Investment Management	0.67%	10.54%	7.36%	12.97%
Seeks an above average level of dividend income and reasonable long-term capital appreciation. The fund has two advisors who perform extensive research to identify dividend-paying, undervalued companies with catalysts for share-price appreciation.	Vanguard® Equity Income Fund (Admiral Shares)[1,2] Investment Adviser: Vanguard Quantitative Equity Group Subadvisers: Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard)	0.17%	17.22%	12.82%	11.73%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[1,2] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), and The Vanguard Group, Inc. (Vanguard)	0.28%	7.23%	4.88%	11.47%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Vanguard is a trademark of The Vanguard Group, Inc.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® Federal Money Market Fund (Investor Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	4.22%	3.20%	2.14%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.03%	17.31%	13.54%	15.17%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2020 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	12.15%	4.77%	6.87%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	14.60%	5.90%	7.87%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	16.24%	6.83%	8.66%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	17.54%	7.71%	9.40%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	18.76%	8.57%	10.13%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	19.99%	9.41%	10.74%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.41%	9.95%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.96%	11.02%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	9.96%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.98%	N/A

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	N/A	N/A
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	11.31%	3.85%	5.33%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class R6)[1] Investment Adviser: Victory Capital Management Inc.	0.54%	2.68%	9.95%	10.98%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
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Funds Available for New Allocations: SUNY ORP Post (11/15/2021) Contracts

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[1,2] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.30%*	7.41%	0.34%	3.37%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R6)** Investment Adviser: Capital Research and Management CompanySM	0.47%	29.18%	4.59%	8.46%
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities Portfolio (Institutional Class) Investment Adviser: Dimensional Fund Advisors LP	0.11%	7.03%	1.01%	3.11%
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class) Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.22%	7.07%	-0.13%	N/A
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.015%***	25.00%***	14.51%***	13.09%***

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R6) changed its name to the American Funds® EUPAC Fund® (Class R6).
***	This information is being provided based on the fund’s most recent prospectus filing.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation.

Fidelity Advisor® Focused Emerging Markets Fund

(Class Z)[1,2]

Investment Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, and FIA (UK)

		0.77%*,**	9.43%**	3.98%**	5.89%**
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index Fund Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	15.35%**	9.93%**	9.63%**
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.025%**	11.69%**	7.50%**	7.96%**
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.06%**	4.99%**	4.11%**	N/A**

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Effective March 31, 2025, the Fidelity Advisor® Focused Emerging Markets Fund (Class Z) closed to new investors.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.60%*	7.67%	9.14%	10.16%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity® U.S. Bond Index Fund (Class A)**,[1] Investment Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited	0.025%***	1.34%***	-0.31%***	1.33%***
Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.	Impax Global Environmental Markets Fund (Institutional Class)[1] Investment Adviser: Impax Asset Management LLC Subadviser: Impax Asset Management Ltd.	0.89%	13.97%	5.84%	9.98%
Seeks long-term capital appreciation.	JPMorgan Large Cap Growth Fund (Class R6) Investment Adviser: J.P. Morgan Investment Management Inc.	0.44%*	14.40%	12.97%	18.56%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.81%	11.64%	11.41%	13.32%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6) Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	9.14%	4.60%	6.59%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s Prospectus.
**	Effective September 15, 2025, the Fidelity® U.S. Bond Index Fund was added to the SUNY ORP Post (11/15/2021) Contract.
***	This information is being provided based on the fund’s most recent prospectus filing.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[1] Investment Adviser: T. Rowe Price Investment Management	0.67%	10.54%	7.36%	12.97%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Fund (AdmiralTM Shares)[1,2] Investment Advisers: Wellington Management Company LLC (Wellington Management), and The Vanguard Group, Inc. (Vanguard)	0.17%	17.22%	12.82%	11.73%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[1,2] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), and The Vanguard Group, Inc. (Vanguard)	0.28%	7.23%	4.88%	11.47%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® Federal Money Market Fund (Investor Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	4.22%	3.20%	2.14%
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund (Institutional Shares)[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.03%	17.31%	13.54%	15.17%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Vanguard is a trademark of The Vanguard Group, Inc.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard Real Estate Index Fund (Institutional Shares)*,[1] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	3.23%	4.66%	5.16%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2020 Fund [1,2] Investment Adviser The Vanguard Group, Inc. (Vanguard)	0.08%	12.15%	4.77%	6.87%

*	Effective May 1, 2026, the Vanguard Real Estate Index Fund (Institutional Shares) was added to the SUNY ORP Post (11/15/2021) Contract. The Fund will be available on May 15, 2026.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	16.24%	6.83%	8.66%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	17.54%	7.71%	9.40%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	18.76%	8.57%	10.13%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	19.99%	9.41%	10.74%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER		AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
		CURRENT EXPENSES	1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.41%	9.95%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.96%	11.02%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	9.96%	11.02%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.43%	9.98%	N/A
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	21.42%	N/A	N/A

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[1,2] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.08%	11.31%	3.85%	5.33%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class R6)[1] Investment Adviser: Victory Capital Management Inc.	0.54%	2.68%	9.95%	10.98%

[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
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Funds Available for New Allocations: SUNY ORP 403(b) Contract

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Inflation-Adjusted Bond Fund (Investor Class)[1] Investment Adviser: American Century Investment Management, Inc.	0.54%	6.67%	0.84%	2.70%
Seeks to provide long-term growth of capital.	American Funds – EUPAC Fund® (Class R4)**,[1] Investment Adviser: Capital Research and Management CompanySM	0.82%	28.71%	4.22%	8.08%
Seeks to provide long-term growth of capital.	American Funds – New Perspective Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%	21.20%	8.99%	12.65%
Seeks to provide long-term growth of capital.	American Funds – SMALLCAP World Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	1.00%	14.04%	1.42%	8.86%
Seeks to provide growth of capital.	American Funds – The Growth Fund of America® – (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.63%	19.88%	11.76%	15.11%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds -Washington Mutual Investors Fund (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%*	16.90%	13.60%	12.08%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I)[1] Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
Seek total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)*** Investment Adviser: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Seeks to maximize capital appreciation.	Driehaus Emerging Markets Growth Fund (Institutional Class) Investment Adviser: Driehaus Capital Management LLC	0.98%	30.22%	3.59%	9.25%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio (Initial Class)**** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
****	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)**,1 Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks long-term growth of capital.	Invesco EQV International Equity Fund (Class R5)[1] Investment Adviser: Invesco Advisers, Inc.	0.93%	16.31%	3.62%	6.14%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	14.59%	10.65%	10.84%
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%*	6.98%	-0.49%	1.54%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investments	0.81%	11.64%	11.41%	13.32%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Victory Pioneer Equity Income Fund (Class Y)***,1 Investment Adviser: Amundi Asset Management US, Inc.	0.80%*	11.38%	9.11%	9.36%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	Effective March 31, 2025, the Pioneer Equity Income Fund (Class Y) changed its name to the Victory Pioneer Equity Income Fund (Class Y).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[1] Investment Adviser: Victory Capital Management Inc.	0.89%	2.33%	9.57%	10.60%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Initial Class)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%
Seeks capital appreciation.	Voya Global Insights Portfolio (Initial Class I)**,1 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	14.23%	3.46%	6.38%
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class I) will change its name to the Voya Global Insights Fund (Class I).
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
1	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Institutional Class) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	15.33%	12.23%	15.19%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya Russell™ Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya Russell™ Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%*	14.54%	6.39%	8.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	18.23%	8.60%	9.86%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	19.90%	9.56%	10.34%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	19.95%	9.57%	10.34%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.95%	9.57%	10.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	20.01%	9.66%	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)**,[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into the Voya Solution Income Portfolio (Class I).
[1]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.65%	12.32%	9.49%	11.32%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
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Funds Closed to New Allocations: SUNY Voluntary Legacy 403(b) Plan Contract

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[1] Investment Adviser: American Century Investment Management, Inc.	0.54%	6.67%	0.84%	2.70%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R4)*,[1] Investment Adviser: Capital Research and Management CompanySM	0.82%	28.71%	4.22%	8.08%
Seeks to provide long-term growth of capital.	American Funds® – New Perspective Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%	21.20%	8.99%	12.65%
Seeks to provide long-term growth of capital.	American Funds® –SMALLCAP World Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	1.00%	14.04%	1.42%	8.86%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.63%	19.88%	11.76%	15.11%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%**	16.90%	13.60%	12.08%

*	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
**	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I)[1] Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
Seek total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)*** Investment Adviser: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Seeks to maximize capital appreciation.	Driehaus Emerging Markets Growth Fund (Institutional Class)[1] Investment Adviser: Driehaus Capital Management LLC	0.98%	30.22%	3.59%	9.25%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks long-term total return.	Franklin Small Cap Value VIP Fund (Class 2)*** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks long-term growth of capital.	Invesco EQV International Equity Fund (Class R5)[1] Investment Adviser: Invesco Advisers, Inc.	0.93%	16.31%	3.62%	6.14%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	14.59%	10.65%	10.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	On June 20, 2021, the Subaccount that invests in the Franklin Small Cap Value VIP Fund closed to new investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%*	6.98%	-0.49%	1.54%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares)[1] Investment Adviser: Parnassus Investments	0.81%	11.64%	11.41%	13.32%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations	Victory Pioneer Equity Income Fund (Class Y)[1] Investment Adviser: Amundi Asset Management US, Inc.	0.80%*	11.38%	9.11%	9.36%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[1] Investment Adviser: Victory Capital Management Inc.	0.89%	2.33%	9.57%	10.60%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	14.23%	3.46%	6.38%
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the Voya Global Insights Portfolio will change its name to the Voya Global Insights Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	15.33%	12.23%	15.19%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%*	14.54%	6.39%	8.21%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	18.23%	8.60%	9.86%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	19.90%	9.56%	10.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.92%	9.60%	10.36%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.95%	9.57%	10.34%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	20.01%	9.66%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into the Voya Solution Income Portfolio (Class I).

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.90%	12.02%	9.22%	11.04%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
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Fixed Interest Options

The following is a list of Fixed Interest Options currently available under the Contract. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so. If you have purchased the Optional Minimum Guaranteed Withdrawal Benefit Endorsement, you may not be able to invest in certain Investment Options, as noted below.

Note: If amounts are withdrawn from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we may apply a Market Value Adjustment. This may result in a significant reduction in your Account Value.

For more information about the Fixed Interest Options and the Market Value Adjustment, see “THE INVESTMENT OPTIONS – Fixed Interest Options” and “CHARGES, FEES AND ADJUSTMENTS - Market Value Adjustment.”

Name	Term	Minimum Guaranteed Interest Rate*
Guaranteed Accumulation Account	1 month to 10 years	0.25%
The Fixed Account (Available Through SUNY Voluntary Legacy Plan Contracts)	N/A	3.00%
The Fixed Plus Account (Available Through SUNY ORP Legacy (Pre 11/15/2021) and NYS VDC Legacy Contracts)	N/A	3.00%
The Fixed Plus Account II A (Available Through SUNY ORP Legacy (Pre 11/15/2021) NYS VDC Legacy (Pre 11/15/2021) Contracts and SUNY ORP (Post 11/15/2021) Contracts)	N/A	1.00%

*	The minimum guaranteed interest rate for your Contract is stated in your Contract, and will not be less than stated.

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This summary Prospectus incorporates by reference the full State University of New York Defined Contribution Retirement Plans Contract Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=usp&cid=voyavpx&fid=NRVA00974 for the Contract Prospectus and https://vpx.broadridge.com/getcontract1.asp?doctype=sai&dtype=usp&cid=voyavpx&fid=NRVA00974 for the SAI.

You can also obtain these documents at no cost by calling us toll-free at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Reports and other information about the Variable Annuity Account C, and Voya Retirement Insurance and Annuity Company, are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifiers:	C000002960
C000275688
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